REVENUE	6 Months Ended
Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
The following table summarizes revenues for the three and six months ended June 30, 2019 and 2018:

	Three Months Ended June 30,
	2019	2018
	(in millions)
Agriculture	$3,095	$3,312
Construction	757	799
Commercial and Specialty Vehicles	2,698	2,889
Powertrain	1,133	1,218
Eliminations and Other	(615)	(639)
Total Industrial Activities	$7,068	$7,579
Financial Services	519	498
Eliminations and Other	(20)	(32)
Total Revenues	$7,567	$8,045

	Six Months Ended June 30,
	2019	2018
	(in millions)
Agriculture	$5,585	$5,891
Construction	1,397	1,481
Commercial and Specialty Vehicles	5,112	5,384
Powertrain	2,169	2,404
Eliminations and Other	(1,189)	(1,281)
Total Industrial Activities	$13,074	$13,879
Financial Services	993	$1,000
Eliminations and Other	(43)	$(61)
Total Revenues	$14,024	$14,818

The following table disaggregates revenues by major source for the three and six months ended June 30, 2019 and 2018:

	Three Months Ended June 30,
	2019	2018
	(in millions)
Revenues from:
Sales of goods	$6,808	$7,384
Rendering of services	159	76
Rents on assets sold with a buy-back commitment	101	119
Revenues from sales of goods and services	7,068	7,579
Finance and interest income	291	280
Rents and other income on operating lease	208	186
Finance, interest and other income	499	466
Total Revenues	$7,567	$8,045

	Six Months Ended June 30,
	2019	2018
	(in millions)
Revenues from:
Sales of goods	$12,565	$13,449
Rendering of services	304	185
Rents on assets sold with a buy-back commitment	205	245
Revenues from sales of goods and services	13,074	13,879
Finance and interest income	579	574
Rents and other income on operating lease	371	365
Finance, interest and other income	950	939
Total Revenues	$14,024	$14,818
Contract liabilities recorded in Other liabilities were $1,299 million and $1,368 million at June 30, 2019 and December 31, 2018, respectively. Contract liabilities primarily relate to extended warranties/maintenance and repair contracts and transactions for the sale of vehicles with a buy-back commitment. During the three months ended June 30, 2019 and 2018, revenues included $134 million and $161 million, respectively, relating to contract liabilities outstanding at the beginning of each period. During the six months ended June 30, 2019 and 2018, revenues included $297 million and $315 million, respectively, relating to contract liabilities outstanding at the beginning of each period. As of June 30, 2019, the aggregate amount of the transaction price allocated to remaining performance obligations was approximately $1.9 billion. The Company expects to recognize revenue on approximately 40% and 84% of the remaining performance obligations over the next 12 and 36 months, respectively, with the remaining recognized thereafter.